Fair Value Measurements (Schedule Of Principal Amounts And Fair Values Of Debt Instruments) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 2016 Notes Issued October 2009 [Member]	Dec. 31, 2010 2016 Notes Issued October 2009 [Member]	Oct. 31, 2009 2016 Notes Issued October 2009 [Member]	Dec. 31, 2011 2016 Notes Issued August 2010 [Member]	Dec. 31, 2010 2016 Notes Issued August 2010 [Member]	Aug. 31, 2010 2016 Notes Issued August 2010 [Member]	Dec. 31, 2010 2013 Fixed Rate Notes [Member]	Nov. 30, 2006 2013 Fixed Rate Notes [Member]	Dec. 31, 2010 2013 Floating Rate Notes [Member]	Nov. 30, 2006 2013 Floating Rate Notes [Member]
Principal Amount	$ 624,500,000	$ 1,285,000,000	$ 472,100,000	$ 625,000,000	$ 625,000,000	$ 152,400,000	$ 200,000,000	$ 200,000,000	$ 449,500,000	$ 465,000,000	$ 10,500,000	$ 150,000,000
Debt Instruments, Fair Value	$ 665,100,000	$ 1,286,600,000	$ 503,400,000	$ 624,200,000		$ 161,700,000	$ 193,400,000		$ 458,500,000		$ 10,500,000